Quarterly Holdings Report
for
Fidelity® Global Equity Income Fund
July 31, 2025
GED-NPRT3-0925
1.938167.113
Common Stocks - 98.0%
	Shares	Value ($)
BELGIUM - 1.0%
Financials - 0.6%
Banks - 0.6%
KBC Group NV	18,598	1,947,518
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	6,532	1,419,675
TOTAL BELGIUM		3,367,193
BRAZIL - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Equatorial Energia SA	304,274	1,851,330
CANADA - 4.8%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Restaurant Brands International Inc	26,411	1,792,120
Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.8%
Alimentation Couche-Tard Inc	56,483	2,935,029
Metro Inc/CN	45,815	3,503,247
		6,438,276
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd	54,842	1,735,977
Imperial Oil Ltd	24,880	2,074,471
PrairieSky Royalty Ltd	90,806	1,561,711
		5,372,159
Information Technology - 1.0%
Software - 1.0%
Constellation Software Inc/Canada	1,019	3,515,521
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	581	0
		3,515,521
TOTAL CANADA		17,118,076
DENMARK - 0.2%
Financials - 0.2%
Insurance - 0.2%
Tryg A/S	29,100	702,502
FRANCE - 3.1%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	2,887	1,549,776
Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	14,400	1,178,452
Energy - 0.8%
Energy Equipment & Services - 0.5%
Vallourec SACA	80,300	1,501,495
Oil, Gas & Consumable Fuels - 0.3%
Gaztransport Et Technigaz SA	5,907	1,112,276
TOTAL ENERGY		2,613,771

Financials - 0.2%
Capital Markets - 0.2%
Amundi SA (c)(d)	10,891	808,494
Industrials - 1.1%
Aerospace & Defense - 1.1%
Airbus SE	8,818	1,772,905
Thales SA	6,300	1,694,662
		3,467,567
Information Technology - 0.3%
IT Services - 0.3%
Capgemini SE	8,109	1,207,239
TOTAL FRANCE		10,825,299
GERMANY - 5.0%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Deutsche Telekom AG	128,309	4,601,921
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	6,751	1,294,698
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Fresenius SE & Co KGaA	18,700	895,871
Industrials - 3.1%
Aerospace & Defense - 2.4%
Rheinmetall AG	4,232	8,377,237
Industrial Conglomerates - 0.7%
Siemens AG	10,288	2,620,388
TOTAL INDUSTRIALS		10,997,625

TOTAL GERMANY		17,790,115
HONG KONG - 0.5%
Financials - 0.5%
Insurance - 0.5%
AIA Group Ltd	175,286	1,634,397
HUNGARY - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Richter Gedeon Nyrt	51,700	1,551,798
INDIA - 0.3%
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd/Gandhinagar ADR	10,079	773,765
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Redington Ltd	71,339	202,717
TOTAL INDIA		976,482
IRELAND - 1.3%
Consumer Staples - 0.2%
Food Products - 0.2%
Kerry Group PLC Class A	9,100	842,736
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	111,300	878,007
Information Technology - 0.9%
IT Services - 0.9%
Accenture PLC Class A	10,387	2,774,368
TOTAL IRELAND		4,495,111
ITALY - 1.6%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV	2,500	1,108,475
Health Care - 0.7%
Pharmaceuticals - 0.7%
Recordati Industria Chimica e Farmaceutica SpA	40,300	2,317,914
Industrials - 0.7%
Electrical Equipment - 0.7%
Prysmian SpA	28,800	2,300,069
TOTAL ITALY		5,726,458
JAPAN - 4.7%
Communication Services - 1.0%
Entertainment - 1.0%
Capcom Co Ltd	49,836	1,268,611
Nintendo Co Ltd	25,865	2,161,770
		3,430,381
Consumer Discretionary - 1.1%
Household Durables - 1.0%
Sony Group Corp	149,480	3,595,490
Leisure Products - 0.1%
Roland Corp	16,935	353,969
TOTAL CONSUMER DISCRETIONARY		3,949,459

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	8,596	1,084,495
Industrials - 1.7%
Industrial Conglomerates - 1.1%
Hitachi Ltd	125,323	3,834,966
Machinery - 0.1%
Ebara Corp	27,896	509,404
Trading Companies & Distributors - 0.5%
Inaba Denki Sangyo Co Ltd	68,599	1,798,973
TOTAL INDUSTRIALS		6,143,343

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Renesas Electronics Corp	83,679	1,017,793
Materials - 0.3%
Chemicals - 0.3%
Shin-Etsu Chemical Co Ltd	34,680	997,984
TOTAL JAPAN		16,623,455
KENYA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Safaricom PLC	1,360,546	276,953
KOREA (SOUTH) - 1.2%
Information Technology - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co Ltd	83,426	4,225,850
NETHERLANDS - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
NXP Semiconductors NV	24,645	5,268,362
SOUTH AFRICA - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Naspers Ltd Class N	3,568	1,105,763
SWITZERLAND - 1.0%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	8,776	1,432,913
Health Care - 0.6%
Pharmaceuticals - 0.6%
Galderma Group AG	12,384	1,943,934
TOTAL SWITZERLAND		3,376,847
TAIWAN - 3.0%
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
Taiwan Semiconductor Manufacturing Co Ltd	273,452	10,503,953
UNITED KINGDOM - 9.5%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 1.1%
Compass Group PLC	107,346	3,772,082
Leisure Products - 0.3%
Games Workshop Group PLC	5,341	1,149,030
Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC (b)	89,257	1,514,057
TOTAL CONSUMER DISCRETIONARY		6,435,169

Consumer Staples - 2.3%
Beverages - 0.2%
Diageo PLC	27,820	674,289
Food Products - 0.3%
Premier Foods PLC	401,653	1,022,694
Personal Care Products - 0.5%
Unilever PLC	32,327	1,875,628
Tobacco - 1.3%
British American Tobacco PLC	68,800	3,686,122
Imperial Brands PLC	21,601	841,994
		4,528,116
TOTAL CONSUMER STAPLES		8,100,727

Financials - 1.2%
Banks - 0.4%
Lloyds Banking Group PLC	1,028,879	1,057,138
Starling Bank Ltd (a)	83,600	278,224
		1,335,362
Capital Markets - 0.7%
London Stock Exchange Group PLC	19,550	2,383,049
Insurance - 0.1%
Hiscox Ltd	40,473	690,583
TOTAL FINANCIALS		4,408,994

Health Care - 1.0%
Pharmaceuticals - 1.0%
Astrazeneca PLC ADR	50,637	3,701,058
Industrials - 3.1%
Aerospace & Defense - 1.8%
BAE Systems PLC	116,374	2,776,758
Rolls-Royce Holdings PLC	239,137	3,394,068
		6,170,826
Professional Services - 1.1%
RELX PLC	70,741	3,675,779
Trading Companies & Distributors - 0.2%
RS GROUP PLC	95,777	707,067
TOTAL INDUSTRIALS		10,553,672

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	11,400	489,602
TOTAL UNITED KINGDOM		33,689,222
UNITED STATES - 57.8%
Communication Services - 5.5%
Diversified Telecommunication Services - 0.7%
AT&T Inc	49,394	1,353,890
Verizon Communications Inc	27,382	1,170,854
		2,524,744
Entertainment - 0.9%
Walt Disney Co/The	26,030	3,100,433
Interactive Media & Services - 2.4%
Alphabet Inc Class A	44,487	8,537,055
Media - 0.3%
Comcast Corp Class A	33,025	1,097,421
Wireless Telecommunication Services - 1.2%
T-Mobile US Inc	17,377	4,142,851
TOTAL COMMUNICATION SERVICES		19,402,504

Consumer Discretionary - 3.9%
Diversified Consumer Services - 0.5%
H&R Block Inc	34,398	1,869,186
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp	7,793	2,338,446
Starbucks Corp	12,444	1,109,507
		3,447,953
Specialty Retail - 1.7%
Lowe's Cos Inc	10,807	2,416,121
TJX Cos Inc/The	30,226	3,764,044
		6,180,165
Textiles, Apparel & Luxury Goods - 0.7%
Tapestry Inc	22,550	2,436,077
TOTAL CONSUMER DISCRETIONARY		13,933,381

Consumer Staples - 4.7%
Beverages - 1.3%
Coca-Cola Co/The	44,667	3,032,443
Keurig Dr Pepper Inc	48,055	1,568,996
		4,601,439
Consumer Staples Distribution & Retail - 2.3%
Albertsons Cos Inc Class A	27,400	526,628
BJ's Wholesale Club Holdings Inc (b)	13,485	1,428,062
Costco Wholesale Corp	1,924	1,807,867
Target Corp	8,845	888,923
Walmart Inc	34,244	3,355,227
		8,006,707
Food Products - 0.2%
Mondelez International Inc	9,931	642,436
Household Products - 0.9%
Procter & Gamble Co/The	21,290	3,203,506
TOTAL CONSUMER STAPLES		16,454,088

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Exxon Mobil Corp	33,204	3,706,895
Shell PLC	46,528	1,671,896
		5,378,791
Financials - 11.4%
Banks - 6.6%
Bank of America Corp	81,951	3,873,824
JPMorgan Chase & Co	23,422	6,938,533
M&T Bank Corp	15,145	2,857,862
PNC Financial Services Group Inc/The	17,347	3,300,614
US Bancorp	41,200	1,852,351
Wells Fargo & Co	52,948	4,269,197
		23,092,381
Capital Markets - 1.4%
Blackrock Inc	1,300	1,437,813
Charles Schwab Corp/The	26,400	2,580,072
MSCI Inc	1,589	892,001
		4,909,886
Consumer Finance - 0.6%
Capital One Financial Corp	10,053	2,161,395
Financial Services - 0.3%
Apollo Global Management Inc	7,200	1,046,304
Insurance - 2.5%
Chubb Ltd	8,427	2,241,919
Hartford Insurance Group Inc/The	30,228	3,760,061
The Travelers Companies, Inc.	11,424	2,972,982
		8,974,962
TOTAL FINANCIALS		40,184,928

Health Care - 6.1%
Biotechnology - 2.3%
AbbVie Inc	24,373	4,606,985
Gilead Sciences Inc	32,405	3,638,757
		8,245,742
Health Care Providers & Services - 0.5%
UnitedHealth Group Inc	6,496	1,621,141
Life Sciences Tools & Services - 0.5%
Danaher Corp	9,548	1,882,484
Pharmaceuticals - 2.8%
Eli Lilly & Co	5,230	3,870,566
GSK PLC	112,397	2,067,430
Merck & Co Inc	30,868	2,411,408
Royalty Pharma PLC Class A	36,012	1,325,242
		9,674,646
TOTAL HEALTH CARE		21,424,013

Industrials - 3.8%
Aerospace & Defense - 1.6%
GE Aerospace	16,939	4,591,824
General Dynamics Corp	3,718	1,158,566
		5,750,390
Building Products - 0.5%
Johnson Controls International plc	16,248	1,706,040
Electrical Equipment - 1.0%
GE Vernova Inc	5,091	3,361,536
Ground Transportation - 0.4%
Norfolk Southern Corp	5,000	1,390,000
Machinery - 0.3%
Crane Co	6,314	1,236,092
TOTAL INDUSTRIALS		13,444,058

Information Technology - 14.1%
Communications Equipment - 1.0%
Cisco Systems Inc	53,375	3,633,770
Electronic Equipment, Instruments & Components - 0.1%
Crane NXT Co	8,814	523,023
IT Services - 1.2%
Amdocs Ltd	29,626	2,528,875
IBM Corporation	6,500	1,645,475
		4,174,350
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Inc	20,317	5,967,103
Software - 5.9%
Microsoft Corp	38,776	20,686,996
Technology Hardware, Storage & Peripherals - 4.2%
Apple Inc	71,459	14,832,745
TOTAL INFORMATION TECHNOLOGY		49,817,987

Materials - 2.1%
Chemicals - 1.2%
Linde PLC	8,968	4,127,612
Construction Materials - 0.3%
Holcim AG	13,060	1,041,534
Containers & Packaging - 0.4%
Ball Corp	12,898	738,539
Crown Holdings Inc	5,400	536,544
		1,275,083
Metals & Mining - 0.2%
Freeport-McMoRan Inc	21,903	881,377
TOTAL MATERIALS		7,325,606

Real Estate - 1.2%
Specialized REITs - 1.2%
American Tower Corp	6,319	1,316,816
Lamar Advertising Co Class A	18,863	2,306,002
Public Storage Operating Co	3,626	986,054
		4,608,872
Utilities - 3.5%
Electric Utilities - 1.4%
NextEra Energy Inc	35,637	2,532,365
PG&E Corp	34,085	477,872
Southern Co/The	19,668	1,858,233
		4,868,470
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	9,100	711,074
Independent Power and Renewable Electricity Producers - 1.2%
Vistra Corp	19,645	4,096,768
Multi-Utilities - 0.8%
Ameren Corp	17,643	1,784,237
WEC Energy Group Inc	9,315	1,016,080
		2,800,317
TOTAL UTILITIES		12,476,629

TOTAL UNITED STATES		204,450,857
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd (b)	61,057	1,026,283
TOTAL COMMON STOCKS (Cost $240,964,085)		346,586,306

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $6,982,476)	4.33	6,981,080	6,982,476

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $247,946,561)	353,568,782
NET OTHER ASSETS (LIABILITIES) - 0.1%	217,028
NET ASSETS - 100.0%	353,785,810

Legend

(a)	Level 3 security
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $808,494 or 0.2% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $808,494 or 0.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,369,184	65,884,858	66,271,566	220,369	-	-	6,982,476	6,981,080	0.0%
Fidelity Securities Lending Cash Central Fund	-	13,865,387	13,865,387	1,595	-	-	-	-	0.0%
Total	7,369,184	79,750,245	80,136,953	221,964	-	-	6,982,476

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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